Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental disclosure of cash flow information
Supplemental disclosure of cash flow information

21.Supplemental disclosure of cash flow information

Net change in balances related to operations:

	2020	2019
	$	$
Decrease (increase) in:
Accounts receivable	(2,622,018)	420,612
Costs and profits in excess of billings on uncompleted contracts	(950,653)	184,852
Investment tax credits receivable	(562,980)	4,099
Deposits	(1,394,160)	307,709
Contract assets	(855,592)	—
Other assets	(39,042)	(30,564)
Royalties receivable	(1,060,000)	—
Increase (decrease) in:
Accounts payable and accrued liabilities	(148,678)	2,103,997
Billings in excess of costs and profits on uncompleted contracts	3,508,315	(1,267,753)
	(4,124,808)	1,722,952